Consolidated Statement of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Income from discontinued operations, tax	$ 24,495	$ 39,561	$ 22,366